Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.7%
Auburn University, Series 2025-A, RB,
5.00%, 06/01/31 ................. USD 25 $ 27,778
City of Mobile, Series 2025A, GO,
5.00%, 02/15/31 ................. 30 33,267
61,045
Alaska — 0.8%
Municipality of Anchorage
Series 2022A , GO , 5.00% , 09/01/31 ..... 25 27,875
Series 2021C , GO , 4.00% , 09/01/35 ..... 30 30,414
State of Alaska, Series 2024A, GO,
5.00%, 08/01/31 ................. 15 16,757
75,046
Arizona — 0.6%
Arizona Board of Regents, Series 2021C, RB,
5.00%, 07/01/31 ................. 10 11,141
City of Phoenix Civic Improvement Corp., Series
2020A, RB, 5.00%, 07/01/31 ......... 30 32,991
Salt River Project Agricultural Improvement
& Power District, Series 2019A, RB,
5.00%, 01/01/31 ................. 10 10,942
55,074
Arkansas — 0.3%
University of Arkansas, Series 2023, RB,
5.00%, 11/01/31 ................. 25 27,960
California — 14.3%
Anaheim Public Financing Authority, Series
1997C, RB, 0.00%, 09/01/31 (AGM)
(a)
.... 85 69,485
Bay Area Toll Authority, Series 2025SSL-2, RB,
5.00%, 04/01/31
(b)
................ 100 113,304
California State Public Works Board
Series 2021D , RB , 4.00% , 11/01/31 ..... 25 26,543
Series 2021B , RB , 5.00% , 05/01/35 ..... 80 86,697
City & County of San Francisco, Series 2021A,
COP, 4.00%, 04/01/31 ............. 15 15,538
City of Los Angeles Department of Airports,
Series 2021B, RB, 5.00%, 05/15/34 ..... 40 43,859
Los Angeles Community College District, Series
2024, GO, 5.00%, 08/01/31 .......... 20 22,926
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/31 ..... 30 33,343
Series 2021-A , RB , 5.00% , 07/01/35 ..... 50 55,303
Los Angeles County Public Works Financing
Authority, Series 2022G, RB, 5.00%, 12/01/35 85 92,406
Los Angeles Department of Water & Power
Series 2023E , RB , 5.00% , 07/01/31 ..... 10 11,044
Series 2021C , RB , 5.00% , 07/01/32 ..... 25 27,394
Series 2021B , RB , 5.00% , 07/01/34 ..... 15 16,010
Los Angeles Department of Water & Power
Water System, Series 2024A, RB,
5.00%, 07/01/31 ................. 20 22,112
Los Angeles Unified School District, Series
2024A, GO, 5.00%, 07/01/31 ......... 35 39,730
Metropolitan Water District of Southern
California, Series 2020A, RB, 5.00%, 10/01/31 15 16,479
Municipal Improvement Corp. of Los Angeles,
Series 2021C, RB, 5.00%, 11/01/34 ..... 50 55,128
Northern California Sanitation Agencies
Financing Authority, Series 2021, RB,
3.00%, 12/01/34 ................. 15 14,351
Security
Par (000)
Par (000) Value
California (continued)
Norwalk-La Mirada Unified School District,
Series 2007C, GO, 0.00%, 08/01/31 (AG)
(a)
USD 20 $ 16,454
Poway Unified School District, Series A, GO,
0.00%, 08/01/31
(a)
................ 25 20,750
San Bernardino Community College District,
Series B, GO, 5.00%, 08/01/35 ........ 45 49,647
San Diego Unified School District, Series 2021E-
2, GO, 5.00%, 07/01/31 ............ 20 22,724
San Francisco City & County Public Utilities
Commission Wastewater, Series 2022B, RB,
5.00%, 10/01/31 ................. 10 11,369
San Jose Evergreen Community College District,
Series B, GO, 0.00%, 09/01/31 (AG)
(a)
.... 50 41,764
Southern California Public Power Authority,
Series 2024-1, RB, 5.00%, 07/01/31 ..... 10 11,062
State of California
GO , 5.00% , 08/01/31 ............... 50 56,421
Series 2019 , GO , 5.00% , 10/01/31 ...... 25 27,238
GO , 5.00% , 11/01/31 ............... 60 67,010
GO , 5.00% , 12/01/31 ............... 60 67,933
GO , 4.00% , 10/01/34 ............... 20 20,713
University of California
Series 2023BN , RB , 5.00% , 05/15/31 .... 15 16,926
Series 2023BQ , RB , 5.00% , 05/15/31 .... 70 78,986
1,270,649
Colorado — 1.3%
City & County of Denver, Series 2020A, GO,
5.00%, 08/01/31 ................. 30 33,175
University of Colorado, Series 2021C-4, RB,
5.00%, 06/01/35 ................. 35 37,629
Weld County School District No. 6 Greeley,
Series 2021, GO, 5.00%, 12/01/31 (SAW) . 40 44,578
115,382
Connecticut — 3.3%
State of Connecticut
Series 2021B , GO , 4.00% , 06/01/31 ..... 30 31,818
Series 2022D , GO , 5.00% , 09/15/31 ..... 50 55,948
Series 2022G , GO , 5.00% , 11/15/31 ..... 100 112,058
State of Connecticut Special Tax
Series 2023A , RB , 5.00% , 07/01/31 ..... 20 22,340
Series 2021D , RB , 5.00% , 11/01/31 ..... 60 67,214
289,378
Delaware — 0.8%
City of Wilmington, Series 2020A, GO,
4.00%, 01/01/31 ................. 30 31,582
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 07/01/31 ...... 10 11,021
Series 2024 , RB , 5.00% , 07/01/31 ...... 25 28,097
70,700
District of Columbia — 1.2%
District of Columbia, Series 2024C, GO,
5.00%, 12/01/31 ................. 50 56,140
District of Columbia Income Tax, Series 2019C,
RB, 5.00%, 10/01/31 .............. 25 27,008
Washington Metropolitan Area Transit Authority,
Series 2021A, RB, 5.00%, 07/15/32 ..... 20 22,079
105,227

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida — 3.9%
Central Florida Expressway Authority, Series
2021, RB, 4.00%, 07/01/35 (AG) ....... USD 105 $ 107,192
County of Miami-Dade
Series 2021A , RB , 5.00% , 04/01/31 ..... 30 33,322
Series 2023A , RB , 5.00% , 04/01/31 ..... 20 22,248
Series 2020 , GO , 4.00% , 07/01/31 ...... 35 36,286
County of Miami-Dade Water & Sewer System,
Series 2024B, RB, 5.00%, 10/01/31 ..... 25 27,985
JEA Electric System, Series 2021A, RB,
5.00%, 10/01/33 ................. 20 21,944
School District of Broward County, Series 2020A,
COP, 5.00%, 07/01/31 ............. 30 32,622
State of Florida, Series 2021A, GO,
5.00%, 06/01/31 ................. 20 22,473
State of Florida Department of Transportation
Turnpike System, Series 2021B, RB,
5.00%, 07/01/32 ................. 35 38,811
342,883
Georgia — 2.1%
City of Atlanta Department of Aviation, Series
2021B, RB, 5.00%, 07/01/31 ......... 30 33,495
City of Atlanta Water & Wastewater, Series 2024,
RB, 5.00%, 11/01/31 (BAM) .......... 5 5,601
Metropolitan Atlanta Rapid Transit Authority,
Series 2024B, RB, 5.00%, 07/01/31 ..... 20 22,397
Municipal Electric Authority of Georgia
Series 2020A , RB , 5.00% , 01/01/31 ..... 25 27,394
Series 2024 , RB , 5.00% , 01/01/31 ...... 55 60,266
State of Georgia
Series 2023A , GO , 5.00% , 07/01/31 ..... 20 22,504
Series 2021A , GO , 4.00% , 07/01/34 ..... 15 15,439
187,096
Hawaii — 0.8%
City & County Honolulu Wastewater System,
Series 2022A, RB, 5.00%, 07/01/31 ..... 20 22,281
City & County of Honolulu
Series 2020B , GO , 5.00% , 03/01/31 ..... 20 21,884
Series 2021A , GO , 5.00% , 07/01/31 ..... 25 27,996
72,161
Idaho — 0.3%
Idaho Housing & Finance Association, Series
2021A, RB, 5.00%, 07/15/31 ......... 25 27,730
Illinois — 4.8%
Chicago O'Hare International Airport, Series
2020B, RB, 5.00%, 01/01/31 ......... 40 43,358
City of Chicago Wastewater Transmission,
Series 2024B, RB, 5.00%, 01/01/31 (BAM) . 50 55,044
City of Chicago Waterworks, Series 2023B, RB,
5.00%, 11/01/31 (AG) .............. 40 44,300
County of Cook, Series 2024, RB,
5.00%, 11/15/31 ................. 10 11,060
Illinois Finance Authority, Series 2020, RB,
4.00%, 01/01/33 ................. 15 15,422
Illinois State Toll Highway Authority, Series
2019C, RB, 5.00%, 01/01/31 ......... 50 54,386
Metropolitan Water Reclamation District
of Greater Chicago, Series 2021C, GO,
5.00%, 12/01/31 ................. 20 22,431
Regional Transportation Authority, Series 2002A,
RB, 6.00%, 07/01/31 (NPFGC) ........ 20 23,208
Sales Tax Securitization Corp., Series 2021A,
RB, 5.00%, 01/01/31 .............. 20 21,821
Security
Par (000)
Par (000) Value
Illinois (continued)
State of Illinois
Series 2024B , GO , 5.00% , 05/01/31 ..... USD 70 $ 75,921
Series 2023D , GO , 5.00% , 07/01/31 ..... 30 32,562
State of Illinois Sales Tax, Series 2025A, RB,
5.00%, 06/15/31 ................. 25 27,462
426,975
Indiana — 1.3%
Indiana Finance Authority
Series 2021B , RB , 5.00% , 02/01/34 ..... 20 21,729
Series 2021-2 , RB , 5.00% , 10/01/34 ..... 45 48,741
Indianapolis Local Public Improvement Bond
Bank, Series 2021A, RB, 5.00%, 06/01/33 . 40 43,339
113,809
Kentucky — 0.6%
Kentucky Turnpike Authority, Series 2021A, RB,
5.00%, 07/01/31 ................. 45 50,032
Louisiana — 0.8%
City of New Orleans, Series 2020B, RB,
5.00%, 06/01/31 ................. 20 21,515
State of Louisiana
Series 2024E , GO , 5.00% , 09/01/31 ..... 10 11,228
Series 2021A , GO , 5.00% , 03/01/33 ..... 35 38,292
71,035
Maine — 0.4%
Maine Governmental Facilities Authority, Series
2020A, RB, 5.00%, 10/01/31 ......... 15 16,192
Maine Municipal Bond Bank, Series 2022A, RB,
5.00%, 11/01/31 ................. 20 22,391
38,583
Maryland — 1.0%
County of Prince George's, Series 2019A, GO,
4.00%, 07/15/31 ................. 5 5,190
State of Maryland
Series 2024A , GO , 5.00% , 06/01/31 ..... 50 56,068
Series 2020A-2 , GO , 5.00% , 08/01/31 .... 25 27,537
88,795
Massachusetts — 1.4%
Commonwealth of Massachusetts
Series 2022D , GO , 5.00% , 11/01/31 ..... 20 22,577
Series 2024B , GO , 5.00% , 11/01/31 ..... 45 50,797
Massachusetts Bay Transportation
Authority Sales Tax, Series 2021A-1, RB,
5.00%, 07/01/34 ................. 25 27,337
Massachusetts Development Finance Agency,
Series 2021A, RB, 5.00%, 07/01/31 ..... 20 22,192
122,903
Michigan — 1.0%
Lansing School District, Series 2019II, GO,
5.00%, 05/01/31 (Q-SBLF) .......... 45 48,317
Michigan State University, Series 2019B, RB,
5.00%, 02/15/31 ................. 20 21,447
State of Michigan Trunk Line, Series 2021A, RB,
5.00%, 11/15/35 ................. 20 21,647
91,411

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota — 1.5%
City of Minneapolis, Series 2024, GO,
5.00%, 12/01/31 ................. USD 10 $ 11,297
State of Minnesota
Series 2023D , GO , 5.00% , 08/01/31 ..... 25 28,121
Series 2021B , GO , 4.00% , 09/01/32 ..... 35 36,899
University of Minnesota, Series 2021A, RB,
5.00%, 08/01/31 ................. 50 56,035
132,352
Missouri — 0.9%
City of Kansas City, Series 2021A, GO,
5.00%, 02/01/31 ................. 40 44,540
Missouri Joint Municipal Electric Utility
Commission
Series 2024 , RB , 5.00% , 01/01/31 ...... 10 10,952
Series 2025 , RB , 5.00% , 12/01/31 ...... 20 22,249
77,741
Nebraska — 0.2%
Omaha Public Power District, Series 2019A, RB,
5.00%, 02/01/31 ................. 20 21,494
Nevada — 1.5%
City of Reno, Series 2024, GO, 5.00%, 06/01/31 20 22,312
Clark County School District, Series 2021A, GO,
4.00%, 06/15/32 ................. 20 20,710
County of Clark, Series 2021, GO,
3.00%, 11/01/33 ................. 25 23,748
County of Washoe, Series 2021, GO,
5.00%, 07/01/31 ................. 20 22,212
Las Vegas Valley Water District, Series 2022A,
GO, 5.00%, 06/01/32 .............. 40 44,763
133,745
New Hampshire — 0.6%
New Hampshire Municipal Bond Bank, Series
2024C, RB, 5.00%, 08/15/31 ......... 50 55,993
New Jersey — 2.5%
New Jersey Educational Facilities Authority
Series 2024 , RB , 5.00% , 06/01/31 ...... 15 16,616
Series 2021C , RB , 4.00% , 03/01/33 ..... 5 5,248
New Jersey Transportation Trust Fund Authority,
Series 2022AA, RB, 5.00%, 06/15/31 .... 40 44,253
New Jersey Turnpike Authority, Series 2025B,
RB, 5.00%, 01/01/31 .............. 100 110,615
State of New Jersey, Series 2020A, GO,
4.00%, 06/01/31 ................. 45 47,701
224,433
New York — 10.7%
City of New York
Series 2021-1 , GO , 5.00% , 04/01/31 ..... 70 77,752
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 20 22,230
Series 2021C , GO , 5.00% , 08/01/31 ..... 25 27,329
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/33 ................ 30 32,775
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/34 ................ 30 32,465
Empire State Development Corp., Series 2022A,
RB, 5.00%, 09/15/31 .............. 20 22,416
Long Island Power Authority, Series 2021A, RB,
5.00%, 09/01/35 ................. 55 59,350
Metropolitan Transportation Authority, Series
2024A, RB, 5.00%, 11/15/31 ......... 10 11,114
Security
Par (000)
Par (000) Value
New York (continued)
Nassau County Interim Finance Authority, Series
2021A, RB, 5.00%, 11/15/31 ......... USD 15 $ 16,980
New York City Municipal Water Finance Authority
Series 2020EE , RB , 5.00% , 06/15/31 .... 80 90,113
Series 2021DD , RB , 5.00% , 06/15/33 .... 15 16,437
New York City Transitional Finance Authority
Future Tax Secured
Series 2021F-1 , RB , 5.00% , 11/01/31 .... 50 55,029
Series 2023, Sub-Series E1 , RB ,
5.00% , 11/01/31 ................ 50 56,014
Series 2021F-1 , RB , 5.00% , 11/01/33 .... 20 21,722
Series 2021F-1 , RB , 4.00% , 11/01/35 .... 20 19,884
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/34 (AG) .............. 50 54,967
New York State Dormitory Authority
Series 2019A , RB , 5.00% , 03/15/31 ..... 25 26,711
Series 2023A , RB , 5.00% , 03/15/31 ..... 40 44,613
Series 2021A , RB , 5.00% , 03/15/33 ..... 50 54,690
Series 2021A , RB , 5.00% , 03/15/34 ..... 35 37,938
Series 2021A , RB , 5.00% , 07/01/34 ..... 40 43,413
New York State Environmental Facilities Corp.,
Series 2024A, RB, 5.00%, 06/15/31 ..... 10 11,293
New York State Thruway Authority, Series
2022A, RB, 5.00%, 03/15/31 ......... 20 22,218
Port Authority of New York & New Jersey, Series
230, RB, 3.00%, 12/01/31 ........... 15 14,954
Triborough Bridge & Tunnel Authority
Series 2023A , RB , 4.00% , 11/15/31 ..... 40 42,612
Series 2018B , RB , 5.00% , 11/15/31 ..... 30 33,895
948,914
North Carolina — 2.3%
City of Charlotte
Series 2021A , RB , 5.00% , 07/01/31 ..... 30 33,564
COP , 5.00% , 12/01/31 .............. 20 22,468
City of Wilmington, Series 2021A, GO,
3.00%, 05/01/33 ................. 25 24,165
County of Guilford, Series 2024, GO,
5.00%, 03/01/31 ................. 50 56,016
County of Johnston, Series 2020A, RB,
5.00%, 04/01/31 ................. 20 21,903
County of Wake, Series 2023A, RB,
5.00%, 04/01/31 ................. 10 11,179
State of North Carolina, Series 2019A, RB,
5.00%, 05/01/31 ................. 30 32,242
201,537
Ohio — 3.0%
American Municipal Power, Inc., Series 2021A,
RB, 5.00%, 02/15/33 .............. 35 38,037
City of Cleveland, Series 2021A-1, RB,
4.00%, 10/01/31 ................. 20 20,909
City of Columbus, Series 2022A, GO,
5.00%, 04/01/31 ................. 20 22,425
Ohio State University (The), Series 2021A, RB,
5.00%, 12/01/34 ................. 40 43,838
Ohio Turnpike & Infrastructure Commission,
Series 2013A-4, RB, 5.70%, 02/15/34 .... 60 67,499
Ohio Water Development Authority, Series
2024A, RB, 5.00%, 06/01/31 ......... 10 11,230
State of Ohio, Series 2021C, GO,
5.00%, 03/15/31 ................. 60 67,078
271,016

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oklahoma — 0.8%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/31 ................. USD 10 $ 10,524
Oklahoma Water Resources Board, Series
2024C, RB, 5.00%, 10/01/33 ......... 55 60,561
71,085
Oregon — 1.4%
City of Portland
Series 2021B , GO , 2.00% , 06/01/33 ..... 80 69,805
Series 2022A , GO , 3.00% , 10/01/33 ..... 30 28,604
State of Oregon, Series 2023A, GO,
5.00%, 05/01/31 ................. 20 22,386
120,795
Pennsylvania — 3.2%
City of Philadelphia, Series 2021A, GO,
5.00%, 05/01/32 ................. 30 32,905
Commonwealth of Pennsylvania
Series 2024-1 , GO , 5.00% , 08/15/31 ..... 60 67,298
Series 2023 , GO , 5.00% , 09/01/31 ...... 25 28,052
Pennsylvania State University (The), Series
2025A, RB, 5.00%, 09/01/31 ......... 20 22,348
Pennsylvania Turnpike Commission
Series 2021B , RB , 5.00% , 12/01/31 ..... 25 27,593
Series 2021C , RB , 5.00% , 12/01/32 ..... 35 38,608
Pittsburgh Water & Sewer Authority, Series
2023A, RB, 5.00%, 09/01/31 (AG) ...... 35 39,107
School District of Philadelphia (The), Series
2023A, GO, 5.00%, 09/01/31 (SAW) ..... 25 27,321
283,232
Rhode Island — 0.7%
State of Rhode Island
Series 2021E , GO , 4.00% , 08/01/32 ..... 35 36,570
Series 2021E , GO , 4.00% , 08/01/33 ..... 25 25,877
62,447
South Carolina — 1.5%
County of Charleston, Series 2021A, GO,
4.00%, 11/01/32 ................. 20 20,934
South Carolina Public Service Authority
Series 2022A , RB , 5.00% , 12/01/31 ..... 95 105,054
Series 2021A , RB , 4.00% , 12/01/33 ..... 10 10,105
136,093
Tennessee — 2.5%
City of Memphis, Series 2021, GO,
5.00%, 05/01/31 ................. 40 44,682
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/31 ..... 25 27,396
County of Montgomery, Series 2022A, GO,
5.00%, 04/01/32 ................. 35 38,739
County of Putnam, Series 2021, GO,
4.00%, 04/01/31 ................. 20 20,856
County of Rutherford, Series 2024, GO,
5.00%, 04/01/31 ................. 25 27,989
Metropolitan Government of Nashville &
Davidson County, Series 2021C, GO,
4.00%, 01/01/32 ................. 40 41,445
State of Tennessee, Series 2023A, GO,
5.00%, 05/01/31 ................. 15 16,851
217,958
Security
Par (000)
Par (000) Value
Texas — 12.9%
Austin Independent School District, Series 2024,
GO, 5.00%, 08/01/31 (PSF) .......... USD 25 $ 27,959
Board of Regents of the University of Texas
System, Series 2021A, RB, 4.00%, 08/15/35 20 20,197
City of Austin, Series 2023, GO, 5.00%, 09/01/31 30 33,485
City of Dallas
Series 2023A , GO , 5.00% , 02/15/31 ..... 20 22,146
Series 2024A , GO , 5.00% , 02/15/31 ..... 20 22,146
City of Denton, GO, 4.00%, 02/15/31 ...... 30 31,291
City of Fort Worth Water & Sewer System,
Series 2020A, RB, 4.00%, 02/15/31 ..... 25 25,842
City of Greenville, GO, 4.00%, 02/15/31 (BAM) 35 36,521
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/31 ( PSF ) .. 10 11,095
Series 2022 , GO , 5.00% , 02/15/32 ( PSF ) .. 50 55,007
Cypress-Fairbanks Independent School District
Series 2020 , GO , 5.00% , 02/15/31 ( PSF ) .. 20 21,871
Series 2020A , GO , 3.00% , 02/15/35 ( PSF ) 75 68,515
Dallas Fort Worth International Airport, Series
2022B, RB, 5.00%, 11/01/31 ......... 20 22,297
Dallas Independent School District, Series 2021,
GO, 4.00%, 02/15/31 (PSF) .......... 20 20,961
Denton Independent School District
Series 2020 , GO , 5.00% , 08/15/31 ( PSF ) .. 60 64,564
Series 2024 , GO , 5.00% , 08/15/31 ( PSF ) .. 20 22,328
Fort Bend Grand Parkway Toll Road Authority,
Series 2021A, RB, 4.00%, 03/01/33 (GTD) . 65 67,396
Grapevine-Colleyville Independent School
District, Series 2021A, GO, 5.00%, 08/15/31
(PSF) ....................... 80 89,405
Klein Independent School District, Series 2023,
GO, 5.00%, 08/01/31 (PSF) .......... 25 27,871
Leander Independent School District, Series
2022, GO, 5.00%, 08/15/32 (PSF) ...... 25 27,600
Lone Star College System, Series 2021A, GO,
3.00%, 02/15/35 ................. 35 31,733
Lower Colorado River Authority
Series 2019A , RB , 5.00% , 05/15/31 ..... 60 63,752
Series 2023A , RB , 5.00% , 05/15/31 ..... 50 55,112
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/31 ( AG )
(a)
25 20,863
Series 2023B , RB , 5.00% , 01/01/31 ..... 10 11,009
Port Authority of Houston of Harris County
Texas, Series 2021, RB, 5.00%, 10/01/31 . 20 22,090
Spring Branch Independent School District
Series 2020 , GO , 5.00% , 02/01/31 ( PSF ) .. 15 16,597
Series 2022 , GO , 5.00% , 02/01/31 ( PSF ) .. 20 22,130
Texas Water Development Board
Series 2019A , RB , 5.00% , 04/15/31 ..... 15 16,276
Series 2021 , RB , 5.00% , 08/01/34 ...... 50 54,303
Trinity River Authority Central Regional
Wastewater System, Series 2020, RB,
3.00%, 08/01/31 ................. 50 49,480
Trinity River Authority Mountain Creek Regional
Wastewater System, Series 2022, RB,
5.00%, 08/01/31 ................. 25 27,783
University of Houston, Series 2022A, RB,
5.00%, 02/15/31 ................. 35 38,700
1,148,325
Utah — 1.7%
Central Valley Water Reclamation Facility, Series
2021C, RB, 5.00%, 03/01/31 ......... 25 27,871
County of Utah, Series 2019, RB,
5.00%, 12/01/31 ................. 45 48,810

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Utah (continued)
Davis School District, Series 2020, GO,
4.00%, 06/01/31 (GTD) ............. USD 20 $ 20,785
Intermountain Power Agency, Series 2022A, RB,
5.00%, 07/01/34 ................. 25 26,715
University of Utah (The), Series 2022B, RB,
5.00%, 08/01/31 ................. 20 22,402
146,583
Vermont — 0.5%
Vermont Municipal Bond Bank, Series 2023-3,
RB, 5.00%, 12/01/33 .............. 40 43,888
Virginia — 2.0%
County of Fairfax
Series 2023A , GO , 4.00% , 10/01/31 ( SAW ) 20 21,381
Series 2021A , GO , 2.00% , 10/01/33 ( SAW ) 60 51,085
Series 2021A , RB , 5.00% , 07/15/35 ..... 25 27,275
Virginia College Building Authority, Series 2019A,
RB, 5.00%, 02/01/31 .............. 20 21,459
Virginia Public School Authority
Series 2021C , RB , 5.00% , 08/01/31 ( SAW ) 20 22,448
Series 2021A , RB , 3.00% , 08/01/33 ( SAW ) 40 38,129
181,777
Washington — 5.6%
City of Bellevue, Series 2022, GO,
4.00%, 12/01/32 ................. 35 36,548
City of Seattle, Series 2021, RB,
4.00%, 09/01/32 ................. 30 31,454
City of Tacoma
Series 2022 , RB , 4.00% , 12/01/34 ...... 25 25,672
Series 2022 , RB , 4.00% , 12/01/35 ...... 20 20,308
Clark County School District No. 37 Vancouver,
Series 2019, GO, 5.00%, 12/01/31 (GTD) . 50 53,552
County of King, Series 2021A, GO,
5.00%, 01/01/32 ................. 25 27,883
Energy Northwest, Series 2024A, RB,
5.00%, 07/01/31 ................. 20 22,362
King County School District No. 405 Bellevue,
Series 2022, GO, 5.00%, 12/01/31 (GTD) . 10 11,265
King County School District No. 411 Issaquah,
Series 2019, GO, 5.00%, 12/01/31 (GTD) . 20 21,541
Security
Par (000)
Par (000) Value
Washington (continued)
Pierce County School District No. 401 Peninsula,
Series 2020, GO, 5.00%, 12/01/31 (GTD) . USD 75 $ 82,436
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/31 ..... 35 39,000
Series 2021B , RB , 5.00% , 06/01/34 ..... 25 27,094
State of Washington, Series R-2024C, GO,
5.00%, 08/01/31 ................. 80 89,370
University of Washington, Series 2024A, RB,
5.00%, 04/01/31 ................. 10 11,118
499,603
Wisconsin — 0.9%
Milwaukee Metropolitan Sewerage District,
Series 2022A, GO, 5.00%, 10/01/31 ..... 30 33,171
State of Wisconsin
Series 2024A , GO , 5.00% , 05/01/31 ..... 20 22,307
Series 2024C , GO , 5.00% , 05/01/31 ..... 20 22,307
77,785
Total Long-Term Investments — 98 .6%
(Cost: $ 8,665,103 ) ............................... 8,760,670
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.51%
(c) (d)
......... 23,049 23,049
Total Short-Term Securities — 0 .3%
(Cost: $ 23,049 ) ................................. 23,049
Total Investments — 98 .9%
(Cost: $ 8,688,152 ) ............................... 8,783,719
Other Assets Less Liabilities — 1.1% .................... 101,552
Net Assets — 100.0% ...............................
$ 8,885,271
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ — $ 23,062
(b)
$ — $ (13) $ — $ 23,049 23,049 $ 175 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2031 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 8,760,670 $ — $ 8,760,670
Short-Term Securities
Money Market Funds ...................................... 23,049 — — 23,049
$ 23,049 $ 8,760,670 $ — $ 8,783,719
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAW State Aid Withholding